UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  November 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Bridgehampton Value Strategies Fund
Class C (BVSCX)
Class I (BVSFX)

Semi-Annual Report
November 30, 2013

Bridgehampton Value Strategies Fund
A series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	12
Financial Highlights	13
Notes to Financial Statements	15
Supplemental Information	23
Expense Example	25

This report and the financial statements contained herein are provided for the general information of the shareholders of the Bridgehampton Value Strategies Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.bridgehamptonfunds.com

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 31.3%
	BASIC MATERIALS – 6.9%
165,000	B2Gold Corp.*	$344,721
270,000	Endeavour Mining Corp.*	144,833
197,211	Endeavour Mining Corp. *	100,526
40,000	Freeport-McMoRan Copper & Gold, Inc.	1,387,600
550,000	Ur-Energy, Inc.*	643,500
		2,621,180

	COMMUNICATIONS – 1.3%
350,000	Inuvo, Inc.*	490,000

	CONSUMER, CYCLICAL – 3.5%
34,000	General Motors Co.*	1,316,820

	CONSUMER, NON-CYCLICAL – 3.9%
20,000	Apollo Education Group, Inc. - Class A*	525,800
376,617	Corinthian Colleges, Inc.*	632,717
90,000	Hudson Global, Inc.*	307,800
		1,466,317

	ENERGY – 3.7%
4,000	Apache Corp.	365,960
57,500	Gulf Coast Ultra Deep Royalty Trust*	128,225
115,000	Hallador Energy Co.	909,650
		1,403,835

	INDUSTRIAL – 0.6%
3,000	National Presto Industries, Inc.	229,830

	TECHNOLOGY – 11.4%
170,000	BlackBerry Ltd.*	1,076,100
695,475	GSE Systems, Inc.*	1,144,056
67,500	Imation Corp.*	294,975
27,500	Integrated Silicon Solution, Inc.*	325,600
30,000	Magnachip Semiconductor Corp.*	609,000
42,500	Tessera Technologies, Inc.	850,000
		4,299,731

	TOTAL COMMON STOCKS (Cost $11,234,505)	11,827,713

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 55.7%
	BASIC MATERIALS – 2.1%
$750,000	Stillwater Mining Co.
	1.750%, 10/15/20322,3	$801,563

	COMMUNICATIONS – 2.1%
1,500,000	NII Capital Corp.
	10.000%, 8/15/20161,3	795,000

	CONSUMER, CYCLICAL – 12.7%
600,000	Caesars Entertainment Operating Co., Inc.
	11.250%, 6/1/20171,3	612,000
1,500,000	Hawaiian Holdings, Inc.
	5.000%, 3/15/20161,2	1,983,750
700,000	JC Penney Corp., Inc.
	7.650%, 8/15/20161	637,000
1,250,000	Tesla Motors, Inc.
	1.500%, 6/1/20181,2	1,578,125
		4,810,875

	CONSUMER, NON-CYCLICAL – 9.3%
500,000	Bunge Ltd. Finance Corp.
	4.100%, 3/15/20161	527,329
800,000	Medicines Co.
	1.375%, 6/1/20172	1,158,500
500,000	Teleflex, Inc.
	3.875%, 8/1/20172	825,625
1,000,000	Volcano Corp.
	1.750%, 12/1/20172	998,125
		3,509,579

	ENERGY – 2.1%
250,000	Alpha Natural Resources, Inc.
	2.375%, 4/15/20151,2	240,625
500,000	W&T Offshore, Inc.
	8.500%, 6/15/20191,3	540,000
		780,625

	FINANCIAL – 7.9%
400,000	Ally Financial, Inc.
	3.250%, 9/15/20161,3	399,472
750,000	Goldman Sachs Capital II
	4.000%, 12/1/20491,3,4	551,250
1,400,000	JPMorgan Chase & Co.
	5.150%, 12/29/20493,4	1,267,000

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$250,000	Prospect Capital Corp.
	4.000%, 11/15/20173	$249,084
250,000	Prudential Financial, Inc.
	5.625%, 6/15/20433,4	246,563
300,000	Wachovia Capital Trust III
	5.570%, 3/29/20493,4	280,680
		2,994,049

	INDUSTRIAL – 5.6%
1,000,000	RTI International Metals, Inc.
	1.625%, 10/15/20191,2	1,076,250
1,000,000	TTM Technologies, Inc.
	3.250%, 5/15/20151,2	1,028,750
		2,105,000

	TECHNOLOGY – 13.9%
1,000,000	Cadence Design Systems, Inc.
	1.500%, 12/15/20131,2	998,750
1,250,000	GT Advanced Technologies, Inc.
	3.000%, 10/1/20171,2	1,871,094
700,000	Nuance Communications, Inc.
	2.750%, 8/15/20272,3	719,687
475,000	SunEdison, Inc.
	7.750%, 4/1/20193	498,750
1,000,000	Take-Two Interactive Software, Inc.
	1.750%, 12/1/20161,2	1,140,625
		5,228,906

	TOTAL CORPORATE BONDS (Cost $20,033,995)	21,025,597

Number of Shares

	EXCHANGE-TRADED FUNDS – 1.8%
5,700	SPDR Gold Shares*1	687,990

	TOTAL EXCHANGE-TRADED FUNDS (Cost $829,093)	687,990

	MUTUAL FUNDS – 5.3%
125,000	BlackRock Senior High Income Fund	492,500
25,000	Cohen & Steers REIT and Preferred Income Fund	393,000
60,000	Credit Suisse Asset Management Income Fund	216,600
10,000	Helios Advantage Income Fund	87,600
40,000	Helios Multi-Sector High Income Fund	237,600
9,244	PIMCO Dynamic Credit Income Fund	205,032

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	MUTUAL FUNDS (Continued)
29,879	Western Asset Income Fund	$382,152

	TOTAL MUTUAL FUNDS (Cost $1,998,053)	2,014,484

	PREFERRED STOCKS – 2.8%
	FINANCIAL – 2.8%
10,000	Citigroup, Inc.3,4	250,700
12,000	SLM Corp.3,4	808,860
	TOTAL PREFERRED STOCKS (Cost $1,009,733)	1,059,560

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.5%
	CALL OPTIONS – 0.2%
	Blackberry Ltd.
900	Exercise Price: $7.00, Expiration Date: December 21, 2013*	12,600
1,250	Exercise Price: $10.00, Expiration Date: December 21, 2013*	1,875
1,246	Exercise Price: $13.00, Expiration Date: January 18, 2014*	1,246
14	Exercise Price: $10.00, Expiration Date: June 21, 2014*	273
	Caterpillar, Inc.
150	Exercise Price: $90.00, Expiration Date: January 18, 2014*	5,550
175	Exercise Price: $90.00, Expiration Date: May 17, 2014*	36,925
	Corinthian Colleges, Inc
900	Exercise Price: $2.50, Expiration Date: January 18, 2014	4,500
	Crocs, Inc.
300	Exercise Price: $15.00, Expiration Date: January 18, 2014	13,500
	Freeport-McMoran Copper & Gold, Inc.
100	Exercise Price: $40.00, Expiration Date: May 17, 2014	7,150
	NII Holdings, Inc.
250	Exercise Price: $9.00., Expiration Date: December 21, 2013*	1,250
250	Exercise Price: $10.00, Expiration Date: December 21, 2013*	1,250
250	Exercise Price: $9.00, Expiration Date: January 18, 2014*	1,250
150	Exercise Price: $8.00, Expiration Date: March 22, 2014*	750
250	Exercise Price: $10.00, Expiration Date: March 22, 2014*	1,250
		89,369

	PUT OPTIONS – 0.3%
	Apollo Education Group, Inc.
300	Exercise Price: $25.00, Expiration Date: January 18, 2014	38,100

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	Quiksilver, Inc.
250	Exercise Price: $10.00, Expiration Date: January 17, 2015	61,250
		99,350

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $741,989)	188,719

Number of Shares

	WARRANTS – 0.0%
	INUV, Inc.
31,750	Exercise Price: $2.20, Expiration Date: June 21, 2016	1,587
	Magnum Hunter Resources Corp.
4,000	Exercise Price: $8.50, Expiration Date: April 15, 2016	40
	TOTAL WARRANTS (Cost $—)	1,627

	SHORT-TERM INVESTMENTS – 6.1%
2,291,204	Federated Treasury Obligations Fund, 0.010%5	2,291,204
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,291,204)	2,291,204

	TOTAL INVESTMENTS – 103.5% (Cost $38,138,572)	39,096,894
	Liabilities in Excess of Other Assets – (3.5)%	(1,324,150)

	TOTAL NET ASSETS – 100.0%	$37,772,744

	SECURITIES SOLD SHORT – (40.0)%
	COMMON STOCKS – (19.6)%
	BASIC MATERIALS – (1.2)%
(41,500)	Stillwater Mining Co.*	(466,045)

	CONSUMER, CYCLICAL – (6.8)%
(150,000)	Hawaiian Holdings, Inc.*	(1,368,000)
(13,200)	J.C. Penney Co., Inc.*	(134,508)
(8,400)	Tesla Motors, Inc.*	(1,069,152)
		(2,571,660)

	CONSUMER, NON-CYCLICAL – (4.6)%
(22,900)	Medicines Co.*	(838,369)
(7,700)	Teleflex, Inc.	(756,987)
(6,300)	Volcano Corp.*	(143,451)
		(1,738,807)

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL – (1.9)%
(16,700)	RTI International Metals, Inc.*	$(582,329)
(13,400)	TTM Technologies, Inc.*	(129,980)
		(712,309)

	TECHNOLOGY – (5.1)%
(146,400)	GT Advanced Technologies, Inc.*	(1,436,184)
(30,000)	Take-Two Interactive Software, Inc.*	(490,800)
		(1,926,984)

	TOTAL COMMON STOCKS (Proceeds $6,731,138)	(7,415,805)

	EXCHANGE-TRADED FUNDS – (15.3)%
(8,400)	First Trust Consumer Discretionary AlphaDEX Fund	(266,700)
(7,100)	iShares Core S&P Small-Cap ETF	(766,800)
(10,600)	iShares PHLX Semiconductor ETF	(736,382)
(9,500)	iShares Russell 1000 Growth ETF	(796,955)
(7,500)	iShares Russell 1000 Value ETF	(693,225)
(14,500)	iShares U.S. Energy ETF	(709,340)
(5,000)	iShares U.S. Technology ETF	(425,900)
(20,000)	iShares U.S. Telecommunications ETF	(571,800)
(4,500)	SPDR S&P 500 ETF Trust	(814,500)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $5,624,509)	(5,781,602)

Principal Amount

	U.S. TREASURY SECURITIES – (5.1)%
	United States Treasury Note
$(1,000,000)	1.750%, 5/15/2022	(945,195)
(1,000,000)	2.500%, 8/15/2023	(981,445)

	TOTAL U.S. TREASURY SECURITIES (Proceeds $1,989,163)	(1,926,640)

	TOTAL SECURITIES SOLD SHORT (Proceeds $14,344,810)	$(15,124,047)

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

ETF – Exchange-Traded Funds
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.
2	Convertible security.
3	Callable.
4	Variable, floating or step rate security.
5	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
SUMMARY OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Technology	13.9%
Consumer, Cyclical	12.7%
Consumer, Non-cyclical	9.3%
Financial	7.9%
Industrial	5.6%
Basic Materials	2.1%
Communications	2.1%
Energy	2.1%
Total Corporate Bonds	55.7%
Common Stocks
Technology	11.4%
Basic Materials	6.9%
Consumer, Non-cyclical	3.9%
Energy	3.7%
Consumer, Cyclical	3.5%
Communications	1.3%
Industrial	0.6%
Total Common Stocks	31.3%
Short-Term Investments	6.1%
Mutual Funds	5.3%
Preferred Stocks
Financial	2.8%
Total Preferred Stocks	2.8%
Exchange-Traded Funds	1.8%
Purchased Options Contracts	0.5%
Warrants	0.0%
Total Investments	103.5%
Liabilities in Excess of Other Assets	(3.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $37,396,583)	$38,908,175
Purchased options contracts, at value (cost $741,989)	188,719
Segregated cash at broker	12,975,113
Receivables:
Investment securities sold	1,240,515
Dividends and interest	237,868
Fund shares sold	58,223
Prepaid expenses	44,349
Total assets	53,652,962

Liabilities:
Securities sold short, at value (proceeds $14,344,810)	15,124,047
Foreign currency (proceeds $32,099)	30,689
Payables:
Investment securities purchased	620,797
Fund shares redeemed	543
Advisory fees	35,312
Distribution fees - Class C (Note 7)	962
Interest expense	19,966
Auditing fees	14,498
Dividends and interest on securities sold short	10,704
Transfer agent fees and expenses	8,105
Administration fees	5,071
Fund accounting fees	4,548
Custody fees	2,213
Chief Compliance Officer fees	1,338
Trustees' fees and expenses	81
Accrued other expenses	1,344
Total liabilities	15,880,218
Net Assets	$37,772,744

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$35,183,849
Accumulated net investment loss	(179,210)
Accumulated net realized gain on foreign currency transactions, investments, purchased options
contracts, securities sold short and written options contracts	2,587,610
Net unrealized appreciation (depreciation) on:
Foreign currency translations	1,410
Investments	1,511,592
Purchased options contracts	(553,270)
Securities sold short	(779,237)
Net Assets	$37,772,744

Class C Shares:
Net assets applicable to shares outstanding	$1,185,402
Shares outstanding	42,964
Net asset value, offering and redemption price per share1	$27.59

Class I Shares:
Net assets applicable to shares outstanding	$36,587,342
Shares outstanding	1,319,511
Net asset value, offering and redemption price per share	$27.73

1	A Contigent Deferred Sales Charge of 1% will be imposed on any shares sold within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2013 (Unaduited)

Investment Income:
Interest	$232,338
Dividends	127,472
Total investment income	359,810

Expenses:
Advisory fee	292,045
Interest expense	88,632
Dividends and interest on securities sold short	58,398
Transfer agent fees and expenses	31,314
Fund accounting fees	26,545
Administration fees	25,092
Registration fees	18,332
Legal fees	17,418
Auditing fees	14,498
Custody fees	8,063
Shareholder reporting fees	7,766
Miscellaneous	6,944
Chief Compliance Officer fees	4,810
Offering costs	3,692
Distribution fees - Class C (Note 7)	3,519
Trustees' fees and expenses	3,209
Insurance expense	695

Total expenses	610,972
Advisory fees waived	(72,976)
Net expenses	537,996
Net investment loss	(178,186)

Realized and Unrealized Gain (Loss) on Foreign Currency, Investments, Purchased Options Contracts,
Securities Sold Short and Written Options Contracts:
Net realized gain (loss) on:
Foreign currency transactions	(330)
Investments	2,030,627
Purchased options contracts	(319,849)
Securities sold short	(1,331,960)
Written options contracts	83,500
Net realized gain	461,988
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	929
Investments	(891,736)
Purchased options contracts	(663,627)
Securities sold short	(576,257)
Net change in unrealized appreciation/depreciation	(2,130,691)

Net realized and unrealized loss on foreign currency, investments, purchased options contracts,
securities sold short and written options contracts	(1,668,703)

Net Decrease in Net Assets from Operations	$(1,846,889)

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Period June 1, 2013 through November 30, 2013 (Unaudited)	For the Period June 29, 2012* through May 31, 2013
Increase (Decrease) in Net Asset from:
Operations:
Net investment loss	$(178,186)	$(34,183)
Net realized gain on investments, foreign currency transactions, investments,
purchased options contracts, securities sold short, and written options contracts	461,988	2,787,455
Net change in unrealized appreciation/depreciation on foreign currency translations, investments,
purchased options contracts, and securities sold short	(2,130,691)	2,345,727
Net increase (decrease) in net assets resulting from operations	(1,846,889)	5,098,999

Distributions to Shareholders:
From net investment income:
Class C	-	-
Class I	-	(22,205)
From net realized gain:
Class C	-	-
Class I	-	(647,984)
Total distributions to shareholders	-	(670,189)

Capital Transactions:
Net proceeds from shares sold:
Class C	1,206,630	-
Class I	5,755,262	17,399,644
Class I capital issued in connection with reorganization of a private fund (Note 1)	-	19,753,858
Reinvestment of distributions:
Class C	-	-
Class I	-	539,696
Cost of shares redeemed1
Class C	-	-
Class I1	(6,188,116)	(3,276,151)
Net increase in net assets from capital transactions	773,776	34,417,047

Total increase (decrease) in net assets	(1,073,113)	38,845,857

Net Assets:
Beginning of period	38,845,857	-
End of period	$37,772,744	$38,845,857

Accumulated net investment loss	$(179,210)	$(1,024)

Capital Share Transactions:
Shares sold:
Class C	42,964	-
Class I	204,427	650,406
Class I shares issued in connection with reorganization of a private fund (Note 1)	-	790,179
Shares reinvested:
Class C	-	-
Class I	-	20,935
Shares redeemed:
Class C	-	-
Class I	(221,529)	(127,907)
Net increase in capital share transactions	25,862	1,336,613

*	Commencement of operations.
1	Net of redemption fee proceeds of $603 and $373 respectively.

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended November 30, 2013 (Unaduited)

Decrease in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$(1,846,889)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(23,874,866)
Proceeds from sale of investment securities	20,288,781
Proceeds from short sale	16,230,347
Closed short transactions	(12,868,231)
Purchase of short-term investment, net	3,712,970
Amortization	51,437
Increase in segregated cash at broker	(3,676,875)
Increase in receivables for investment securities sold	(475,551)
Increase in dividends and interest receivables	(117,872)
Decrease in other assets	12,932
Increase in payables for securities purchased	157,481
Decrease in short foreign currency	(388)
Increase in dividends and interest on securities sold short payables	7,550
Increase in interest expense payable	13,820
Increase in accrued expenses	93
Net realized gain on investments	(462,318)
Net change in unrealized appreciation/depreciation on securities	2,131,620
Net cash used for operating activities	(715,959)

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	6,903,669
Redemption of shares	(6,187,710)
Net cash provided by financing activities	715,959

Net increase (decrease) in cash	-

Cash:
Beginning balance	-
Ending balance	$-

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period June 3, 2013* through November 30, 2013 (Unaudited)
Net asset value, beginning of period	$29.06
Income from Investment Operations:
Net investment income1	(0.26)
Net realized and unrealized (loss) on investments	(1.07)
Total from investment operations	(1.33)

Less Distributions:
From net investment income	-
From net realized gain	-
Total distributions	-

Redemption fee proceeds	-

Net asset value, end of period	$27.73

Total return3	(4.93%)	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,773

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.12%	5
After fees waived and expenses absorbed	3.75%	5
Ratio of expenses to average net assets (excluding interest expense and dividends and interest on securities sold short):
Before fees waived and expenses absorbed	3.36%	5
After fees waived and expenses absorbed	2.99%	5

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.27)%	5
After fees waived and expenses absorbed	(1.90)%	5
Ratio of net investment loss to average net assets (excluding interest expense and dividends and interest on securities sold short):
Before fees waived and expenses absorbed	(1.51)%	5
After fees waived and expenses absorbed	(1.14)%	5

Portfolio turnover rate	60%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a Contigent Deferred Sales Charge ("CDSC") of 1% imposed on any shares sold within 12 months of the date of purchase.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Period June 1, 2013 through November 30, 2013 (Unaudited)		For the Period June 29, 2012* through May 31, 2013
Net asset value, beginning of period	$29.06		$25.00
Income from Investment Operations:
Net investment income1	(0.13)		(0.04)
Net realized and unrealized (loss) on investments	(1.20)		4.75
Total from investment operations	(1.33)		4.71

Less Distributions:
From net investment income	-		(0.02)
From net realized gain	-		(0.63)
Total distributions	-		(0.65)

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$27.73		$29.06

Total return3	(4.61%)	4	19.17%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,773		$38,846

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.12%	5	3.21%	5
After fees waived and expenses absorbed	2.75%	5	2.63%	5
Ratio of expenses to average net assets (excluding interest expense and dividends and interest on securities sold short):
Before fees waived and expenses absorbed	2.36%	5	2.57%	5
After fees waived and expenses absorbed	1.99%	5	1.99%	5

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.27)%	5	(0.72)%	5
After fees waived and expenses absorbed	(0.90)%	5	(0.14%)	5
Ratio of net investment loss to average net assets (excluding interest expense and dividends and interest on securities sold short):
Before fees waived and expenses absorbed	(0.51)%	5	(0.08%)	5
After fees waived and expenses absorbed	(0.14)%	5	0.50%	5

Portfolio turnover rate	60%	4	91%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2013 (Unaudited)

Note 1 – Organization
Bridgehampton Value Strategies Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek higher returns and lower volatility than the S&P 500 Index over a 3-5 year time horizon.  The Fund currently offers two classes of shares: Class I and Class C.  Class I commenced operations June 29, 2012.  Class C commenced operations on June 3, 2013.

The Fund commenced operations on June 29, 2012, prior to which its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a $19,753,858 transfer of the Fund in exchange for the net assets of the Bridgehampton Multi-Strategy Fund, LLC., a Delaware limited liability company (the “Company”). This exchange was nontaxable, whereby the Fund issued 790,179 shares of Class I for the net assets of the Company on June 29, 2012. Cash and the investment portfolio of the Company with a fair value of $21,331,274 on long securities and $3,153,865 on securities sold short (identified cost of investment transferred were $21,199,781 on long securities and $2,987,831 on securities sold short) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the six months ended November 30, 2013 were as follows:

	Number of Contracts	Premiums Received
Outstanding at May 31, 2013	-	$-
Options written	800	87,598
Options terminated in closing purchasing transactions	(800)	(87,598)
Options expired	-	-
Options exercised	-	-
Outstanding at November 30, 2013	-	$-

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(d) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $45,479, which were being amortized over a one-year period from June 29, 2012 (commencement of operations).

In conjunction with the use of short sales the Fund may be required to maintain collateral in various forms.  At November 30, 2013, such collateral is denoted in the Fund’s Schedule of Investments.

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended November 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

(g) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Bridgehampton Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.50% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.99% of average daily net assets of the Fund.  This agreement is effective until December 31, 2013 and is subject thereafter to annual re-approval of the agreement by the Advisor and the Trust’s Board of Trustees.  This agreement may be terminated with the consent of the Trust’s Board of Trustees.

For the six months ended November 30, 2013, the Advisor waived $72,976 of its advisory fees.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At November 30, 2013, the amount of these potentially recoverable expenses was $209,188.  The Advisor may recapture all or a portion of this amount no later than May 31, of the years stated below.

2016	$136,212
2017	72,976

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended November 30, 2013, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended November 30, 2013, are reported on the Statement of Operations.

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

Note 4 – Federal Income Taxes
At November 30, 2013, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of investments	$38,189,572

Gross unrealized appreciation	3,681,603
Gross unrealized depreciation	(2,774,281)

Net unrealized appreciation on investments	$907,322

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of May 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,482,410
Undistributed long-term capital gains	902,961
Tax accumulated earnings	2,385,371

Accumulated capital and other losses	(239,724)
Unrealized appreciation on investments	2,290,137
Total accumulated earnings	$4,435,784

The tax character of the distributions paid during the period June 29, 2012 (commencement of operations) through May 31, 2013 was as follows:

Distributions paid from:
Ordinary income	$187,454
Net long-term capital gains	482,735
Total distributions paid	$670,189

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended November 30, 2013, the Fund received $466 in redemption fees.

Note 6 – Investment Transactions
For the six months ended November 30, 2013, purchases and sales of investments, excluding short-term investments, were $23,218,908 and $19,954,744, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Class C shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, attributable to Class C shares.

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

For the six months ended November 30, 2013, distribution fees incurred with respect to Class C shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$11,827,713	$-	$-	$11,827,713
Corporate Bonds*	-	21,025,597	-	21,025,597
Exchange-Traded Funds	687,990	-	-	687,990
Mutual Funds	2,014,484	-	-	2,014,484
Preferred Stocks*	1,059,560	-	-	1,059,560
Purchased Options Contracts	77,600	111,119	-	188,719
Warrants	-	1,627	-	1,627
Short-Term Investments	2,291,204	-	-	2,291,204
Total Assets	$17,958,551	$21,138,343	$-	$39,096,894

Liabilities
Securities Sold Short
Common Stocks*	$7,415,805	$-	$-	$7,415,805
Exchange-Traded Funds	5,781,602	-	-	5,781,602
U.S. Treasury Securities	-	1,926,640	-	1,926,640
Total Liabilities	$13,197,407	$1,926,640	$-	$15,124,047

*	For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.

The following is a reconciliation of transfers between Levels from May 31, 2013 to November 30, 2013, represented by recognizing the November 30, 2013 market value of securities:

Transfers into Level 1	$-
Transfers out of Level 1	(1,250)
Net transfers in (out) of Level 1	$(1,250)

Transfers into Level 2	$1,250
Transfers out of Level 2	-
Net transfers in (out) of Level 2	$1,250

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in purchased options contracts during the six months ended November 30, 2013.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of November 30, 2013 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$188,719		$-
Total		$188,719		$-

The effects of derivative instruments on the Statement of Operations for the six months ended November 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(319,849)	$83,500	$(236,349)
Total	$(319,849)	$83,500	$(236,349)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Total
Equity contracts	$(663,627)	$(663,627)
Total	$(663,627)	$(663,627)

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Bridgehampton Value Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 22-23, 2013, and September 17-18, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Bridgehampton Capital Management LLC (the “Investment Advisor”) with respect to the Bridgehampton Value Strategies Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below.  The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the S&P 500 Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its Multialternative fund category (the “Performance Universe”); reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Multialternative fund category (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund.  The Board noted that the Fund had the highest annualized returns in the Performance Peer Group for the one- and five-year periods ended June 30, 2013, and that for the five-year period the Fund’s annualized returns were also higher than the returns of the S&P 500 Index and the Performance Universe median.  The Board also noted that the meeting materials indicated that the Fund’s returns for the one- and three-year periods ended June 30, 2013, were higher than the Performance Universe and Performance Peer Group median returns but were lower than the returns of the S&P 500 Index by 565 basis points and 1,060 basis points, respectively.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Bridgehampton Value Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund.  With respect to the advisory fees and expenses paid by the Fund, the Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) paid by the Fund were above the Expense Peer Group and Expense Universe medians by 25 basis points.  The Board observed, however, that the Investment Advisor had waived a significant portion of its investment advisory fees for the year ended June 30, 2013, and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee.  The Board also noted that the Investment Advisor does not manage any other client assets using the same strategies as the Fund and therefore they could not compare the fee charged by the Investment Advisor to the Fund to the fees it charged any other client.  In considering the total expenses paid by the Fund, the Board observed that the total expenses (net of fee waivers) paid by the Fund were 27 basis points higher than the Expense Peer Group median and 32 basis points higher than the Expense Universe median.  The Board noted, however, that the Fund’s average net assets as of June 30, 2013, were significantly lower than the average asset size of funds in the Expense Universe.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended June 30, 2013, noting that the Investment Advisor had waived a significant portion of its advisory fee and had realized no profits with respect to the Fund.  The Board also considered the potential benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the Investment Advisor, research made available to it by broker-dealers that provide execution services to the Fund, and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset level of the Fund was relatively small and was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Bridgehampton Value Strategies Fund
EXPENSE EXAMPLE
For the Periods Ended November 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Bridgehampton Value Strategies Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class C shares only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/1/13 to 11/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	6/3/13*	11/30/13	6/3/13*–11/30/13
Class C	$1,000.00	$950.70	$18.13
Actual Performance**	6/1/13	11/30/13	6/1/13–11/30/13
Class I	$1,000.00	$953.90	$13.45
Hypothetical (5% annual return before expenses)^	6/1/13	11/30/13	6/1/13–11/30/13
Class C	$1,000.00	$1,006.48	$18.65
Class I	$1,000.00	$1,011.30	$13.84

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 3.75% and 2.75% for Class C and Class I shares respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period) for Class C shares and by 183/365 (to reflect the six month period) for Class I shares.  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

Bridgehampton Value Strategies Fund
EXPENSE EXAMPLE - Continued
For the Periods Ended November 30, 2013 (Unaudited)

^
Expenses are equal to the Fund’s annualized expense ratio of 3.71% and 2.75% for Class C and Class I shares respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

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Bridgehampton Value Strategies Fund
A series of the Investment Managers Series Trust

Investment Advisor
Bridgehampton Capital Management LLC
2304 Main Street, Unit B
Bridgehampton, NY 11932

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, Wisconsin 53233

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Bridgehampton Value Strategies Fund – Class C	BVSCX	46141P 859
Bridgehampton Value Strategies Fund – Class I	BVSFX	461418 212

Privacy Principles of the Bridgehampton Value Strategies Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Bridgehampton Value Strategies Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (855) 226-4600, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (855) 226-4600, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at (855) 226-4600.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Bridgehampton Value Strategies Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free:  (855)226-4600

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/7/14

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/7/14